ORGANIZATION AND NATURE OF BUSINESS (Details)	Jun. 30, 2016 a	Dec. 31, 2015 item
Oil and Gas in Process
Acres Gross	9,877
Acres Net	2,432
Buck Peak
Oil and Gas in Process
Number of producing wells | item		2